Subsequent Events - Additional Information (Detail) $ in Millions														3 Months Ended
	Feb. 27, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Jan. 28, 2019 BRL (R$) shares	Jan. 25, 2019 BRL (R$) shares	Jan. 25, 2019 USD ($) shares	Jan. 21, 2019 BRL (R$) shares	Jan. 16, 2019 shares	Jan. 11, 2019 BRL (R$) shares	Jan. 08, 2019 EUR (€) shares	Jan. 04, 2019 shares	Jul. 28, 2018 shares	Jul. 27, 2018 shares	Jul. 20, 2018 shares	Dec. 31, 2018 BRL (R$) shares	Feb. 28, 2019 shares	Dec. 31, 2017 BRL (R$)
Subsequent Event [Line Items]
Delivery of treasury shares held in treasury												116,251,405,000
Provisions for civil contingencies | R$																R$ 9,333,795,000
Common stock issued											1,514,299,603		1,514,299,603	115,913,355
Pharol
Subsequent Event [Line Items]
Provisions for civil contingencies | R$														R$ 157,809,000
Subsequent Event
Subsequent Event [Line Items]
Common stock issued			3,225,806,451	3,225,806,451	3,225,806,451	91,322,933		1,530,457,356		275,985
Proceeds from issuance of common stock | R$			R$ 4,000,000,000.00	R$ 4,000,000,000.00		R$ 113,000,000		R$ 1,897,767,121.44
Compensation for commitments under the Commitment Agreement | $					$ 13
Litigation settlement amount awarded from other party | $	$ 653
Subsequent Event | Pharol
Subsequent Event [Line Items]
Payment to subsidiary | €									€ 25,000,000
Delivery of treasury shares held in treasury									33,800,000
Subsequent Event | Minimum | Pharol
Subsequent Event [Line Items]
Common stock shares subscribed unissued amount | €									€ 25,000,000
Subsequent Event | PTIF
Subsequent Event [Line Items]
Share issued | €		€ 665,639,602.32
Subsequent Event | Oi Coop
Subsequent Event [Line Items]
Share issued | €		€ 1,100,259,843.00
Subsequent Event | Preferred Stock
Subsequent Event [Line Items]
Share repurchase															1,800,000
Subsequent Event | Subscription Rights [Member]
Subsequent Event [Line Items]
Common stock issued						91,080,933	1,530,457,356
Proceeds from issuance of common stock | R$						R$ 2,011,000,000
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Common stock issued				272,148,705	272,148,705
Compensation for commitments under the Commitment Agreement | $					$ 13
Subsequent Event | Commitment Agreement [Member] | Private Placement
Subsequent Event [Line Items]
Common stock issued				1,604,268,162	1,604,268,162
Proceeds from issuance of common stock | R$				R$ 1,989,000,000
Subsequent Event | Compensation for commitments under the Commitment Agreement [Member] | Private Placement
Subsequent Event [Line Items]
Common stock issued				272,148,705	272,148,705